The Value Line Fund, Inc.
Value Line Larger Companies Fund, Inc.

Supplement dated March 23, 2015 to
Prospectus dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

The following changes apply to The Value Line Fund, Inc. and Value Line Larger Companies Fund, Inc. (as applicable, your “Fund”) effective on or about March 27, 2015:

1.             The Value Line Fund, Inc. Your Fund will change its name to “Value Line Mid Cap Focused Fund, Inc.” In connection with the change in your Fund’s name, your Fund will adopt a non-fundamental policy of investing, under normal circumstances, at least 80% of your Fund’s assets in common stocks and other equity securities of mid-sized companies.  This policy may be changed without shareholder approval upon at least 60 days’ prior written notice.  Your Fund will also adopt a new non-fundamental policy of investing in a more limited number of portfolio holdings, generally consisting of positions in 30 to 50 companies under normal circumstances.

To implement these changes:

A.	The following text will replace all the text on page 3 under the caption “Principal investment strategies of the Fund”:

To achieve the Fund’s investment objectives, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in common stocks and other equity securities of mid-sized companies (the “80% Policy”).  The Fund considers companies to be mid-sized if they have market capitalizations within the range of issuers represented in the S&P MidCap 400 Index, which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation].  As of March 1, 2015, the S&P MidCap 400 Index included companies with market capitalizations between $1.04 billion and $16.73 billion.  The 80% policy can be changed without shareholder approval upon at least 60 days’ prior written notice.  Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 30 to 50 companies.  While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. The Fund’s investments principally are selected from common stocks ranked 1, 2 or 3 by the Ranking System at the time of purchase. Apart from the diversification requirements of the Investment Company Act of 1940 (the “1940 Act”) applicable to diversified funds (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

B.	The following text will be added on page 4 under the caption “Principal risks of investing in the Fund”:

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Mid-Sized Company Risk. The equity securities of mid-sized companies typically involve greater investment risks than larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity especially over the short term.  As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in markets that have not yet been established. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market and industry conditions. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

C.	The following text will replace all the text on pages 32-33 under the caption “Principal investment strategies” of the Fund:

Because of the nature of the Fund, you should consider an investment in it to be a long-term investment that will best meet its objectives when held for a number of years. The following is a description of how the Adviser pursues the Fund’s objectives.

Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in common stocks and other equity securities of mid-sized companies (the “80% Policy”).   The Fund considers companies to be mid-sized if they have market capitalizations within the range of issuers represented in the S&P MidCap 400 Index, which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation.  As of March 1, 2015, the S&P MidCap 400 Index included companies with market capitalizations between $1.04 billion and $16.73 billion.  The 80% policy can be changed without shareholder approval upon at least 60 days’ prior written notice.

While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Ranking System in selecting securities for purchase or sale. The Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors.

The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks, including those with large, mid and small market capitalizations, recently approximating 95% of the market capitalization of all stocks traded in U.S. securities exchanges. There are a relatively small number of foreign issuers that are included, and stocks that have traded for less than two years are not ranked. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all of the approximately 1,700 stocks under review. The Timeliness Rankings are updated weekly to reflect the most recent information.

The Ranking System does not eliminate market risk, but the Adviser believes that it provides objective standards for determining expected relative performance over the next six to twelve months. Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 30 to 50 companies.  All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. The Fund’s investments principally are selected from common stocks ranked 1, 2 or 3 by the Ranking System at the time of purchase. Apart from the diversification requirements of the 1940 Act (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock.. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund relies on the Ranking System whenever feasible. The utilization of the Ranking System is no assurance that the Fund will perform similarly to or more favorably than the market in general over any particular period.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

D.	The following text will be added on page 44 under the caption “Principal risks of investing in the Funds”:

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Mid-Sized Company Risk. (Value Line Mid Cap Focused Fund only) Investments in mid-sized companies may involve greater risks than investments in larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity especially over the short term. Mid-sized companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. Their securities may be less well-known and as a result trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, mid-sized companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-sized company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term, which may affect the Fund’s ability to purchase or sell these securities. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

2.             Value Line Larger Companies Fund, Inc. Your Fund will change its name to “Value Line Larger Companies Focused Fund, Inc.”  In connection with the change in your Fund’s name, your Fund will adopt a non-fundamental policy of investing in a more limited number of portfolio holdings, generally consisting of positions in 30 to 50 companies under normal circumstances.  Your Fund will also modify its existing non-fundamental policy to reflect its intention to begin selecting investments from among larger (as opposed to the 100 largest currently) companies ranked 1, 2 or 3 and to begin selling stocks when their rank falls below 4 (as opposed to 3 currently).

To implement this change:

A.	The following text will replace all the text on page 21 under the caption “Principal investment strategies of the Fund”:

To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s assets in common stock.  Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 30 to 50 companies.  While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) in selecting securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 95% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies. The Fund’s investments usually, as measured by the number and total value of purchases, are selected from common stocks of larger companies by capitalization that are ranked 1, 2, or 3 by the Ranking System; the Adviser usually sells a stock when its rank falls below 4. In addition to selling a stock when its rank falls below 4, the Adviser may sell securities for other reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in managing the Fund, and the Fund’s portfolio will consist primarily of stocks ranked 1, 2, or 3 by the Ranking System. The Adviser has, however, discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

B.	The following text will replace all the text on page 40 and 41 under the caption “Principal investment strategies”:

Because of the nature of the Fund, you should consider an investment in it to be a long-term investment that will best meet its objective when held for a number of years. The following is a description of how the Adviser pursues the Fund’s objective.

While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Ranking System in selecting securities for purchase or sale. The Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors.

The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks, including those with large, mid and small market capitalizations, recently approximating 95% of the market capitalization of all stocks traded in U.S. securities exchanges. There are a relatively small number of foreign issuers that are included, and stocks that have traded for less than two years are not ranked. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all of the approximately 1,700 stocks under review. The Timeliness Rankings are updated weekly to reflect the most recent information.

The Ranking System does not eliminate market risk, but the Adviser believes that it provides objective standards for determining expected relative performance over the next six to twelve months.  Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 30 to 50 companies.  The Fund’s investment usually, as measured by the number and total value of purchases, are selected from common stocks of larger companies by capitalization that are ranked 1, 2 or 3 by the Ranking System; the Adviser usually sells a stock when its rank falls below 4. There are currently approximately 400 stocks ranked 1 or 2 and approximately 900 ranked 3. In addition to selling a stock when its rank falls below 4, the Adviser may sell securities for other reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund relies on the Ranking System whenever feasible. The utilization of the Ranking System is no assurance that the Fund will perform similarly to or more favorably than the market in general over any particular period.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking System in managing the Fund, and the Fund’s portfolio will consist primarily of stocks ranked 1, 2, or 3 by the Ranking System. The Adviser has, however, discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

The Value Line Fund, Inc.
Value Line Larger Companies Fund, Inc.

Supplement dated March 23, 2015 to
Statement of Additional Information dated May 1, 2014

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

The following changes apply to The Value Line Fund, Inc. and Value Line Larger Companies Fund, Inc. (as applicable, your “Fund”) effective on or about March 27, 2015:

1.             Name Change. The Value Line Fund, Inc. will change its name to “Value Line Mid Cap Focused Fund, Inc.” and Value Line Larger Companies Fund, Inc. will change its name to “Value Line Larger Companies Focused Fund, Inc.”  In connection with these name changes, the following text will replace all the text on page B-2 under the caption “DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.”

History and Classification. Each of the Funds is an open-end, diversified management investment company. The investment adviser of each Fund is EULAV Asset Management (the “Adviser”), a Delaware statutory trust.  The Value Line Mid Cap Focused Fund was incorporated in Delaware in 1949 and reincorporated in Maryland in 1972. In March 2015, it changed its name from “The Value Line Fund, Inc.” to “Value Line Mid Cap Focused Fund, Inc.”  The Value Line Core Bond Fund was established as a Massachusetts business trust in 1995. In November 2012, it changed its name from “Value Line Aggressive Income Trust” to “Value Line Core Bond Fund.” The Value Line Income & Growth Fund was incorporated in Delaware in 1952 and reincorporated in Maryland in 1972.  The Value Line Larger Companies Focused Fund was incorporated in Maryland in 1972. On June 1, 2006, it changed its name from “Value Line Leveraged Growth Investors, Inc.” to “Value Line Larger Companies Fund, Inc.” and in March 2015, it changed its name to “Value Line Larger Companies Focused Fund, Inc.”  The Value Line Premier Growth Fund was incorporated in Delaware in 1956 and reincorporated in Maryland in 1972. On October 5, 2005, it changed its name from “The Value Line Special Situations Fund, Inc.” to “Value Line Premier Growth Fund, Inc.”

2.             Non-Fundamental Policy Change.  In connection with the name changes, The Value Line Fund, Inc. will adopt a non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of mid-sized companies.  This policy may be changed without shareholder approval upon at least 60 days’ prior written notice.

To implement this change, the following text will be inserted on page B-8 under the caption “Non-Fundamental Policies”:

(4) Value Line Mid Cap Focused Fund invests at least 80% of its assets in common stocks and other equity securities of mid-sized companies.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE